CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.000000430108	$ 0.000000430108
Common stock, shares authorized	232,500,000,000	232,500,000,000
Common stock, shares issued	24,500,625	24,500,625
Common stock, shares outstanding	24,500,625	24,500,625